Note 16. Employee-Related Liabilities (Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	$ 7.9	$ 5.0	$ 5.1